Detail of expenses (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of expenses by nature [Table Text Block]
	2017	2016
	$	$

Professional fees	13,183	2,960
Employee benefit expenses (see below)	22,432	15,295
Depletion and depreciation	28,210	11,509
Travel expenses	1,637	1,174
Rent and office expenses	1,180	1,536
Communication and promotional expenses	1,194	755
Public company expenses	920	680
Cost recoveries from associates	(532)	(463)
Recovery of tax credits	-	(2,223)
Other expenses	782	2,365
	69,006	33,588

Disclosure of employee benefits [Table Text Block]
	2017	2016
	$	$

Salaries and wages	15,501	10,491
Share-based compensation	10,524	7,380
Cost recoveries from associates	(3,593)	(2,576)
	22,432	15,295

Disclosure of other gains, net [Table Text Block]
	2017	2016
	$	$

Change in fair value of financial assets at fair value through profit and loss	1,665	6,390
Net gain on disposal of investments	703	3,410
Net gain on dilution of investments in associates	30,560	12,023
Gain (loss) on acquisition of investments (i)	(2,099)	8,379
Other	-	-
	30,829	30,202